Operating Revenue - Summary of Changes in Contract Assets Relating to Contracts with Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract assets [line items]
Beginning balance	¥ 6,567
Ending balance	5,401	¥ 6,567
Contract assets [member]
Disclosure of contract assets [line items]
Beginning balance	6,883	6,831
Increase resulting from satisfaction of performance obligation	6,948	6,886
Transfer to accounts receivable	(8,185)	(6,834)
Ending balance	5,646	6,883
Contract Assets Loss Allowance [member]
Disclosure of contract assets [line items]
Beginning balance	(316)	(342)
Changes during the year	71	26
Ending balance	¥ (245)	¥ (316)